Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Summary of group's intangible assets

	December 31,
	2022	2023
	US$	US$

Gross carrying amount
Trademark	515,704	515,671
Customer relationships	154,830	154,819
Non-compete agreement	12,100	12,100
Software	9,071	9,431
Operating rights	6,641	6,530
License	9,108	8,956
Technology	14,513	14,491
Domain names	1,782	1,778
Others	1,405	1,404

Total of gross carrying amount	725,154	725,180

Less: accumulated amortization

Trademark	(145,554)	(197,722)
Customer relationships	(143,500)	(152,894)
Non-compete agreement	(12,100)	(12,100)
Software	(8,426)	(8,824)
Operating rights	(6,539)	(6,430)
License	(1,872)	(2,438)
Technology	(4,834)	(6,801)
Domain names	(791)	(914)
Others	(397)	(537)

Total accumulated amortization	(324,013)	(388,660)

Less: accumulated impairment	(2,841)	(2,805)

Intangible assets, net	398,300	333,715

Schedule of weighted average amortization periods of intangible assets

December 31,
	2022	2023

Trademark	10 years	10 years
Customer relationships	3 years	5 years
License	15 years	15 years
Operating rights	2 years	2 years
Software	3 years	4 years
Domain names	15 years	15 years
Technology	6 years	6 years
Others	10 years	10 years

Others.
Schedule of estimated amortization expenses

Amortization expense
of intangible assets
US$

2024	56,898
2025	55,136
2026	55,091
2027	52,757
2028	51,085